Other liabilities and provisions	6 Months Ended
Jun. 30, 2019
Other liabilities and provisions
Other liabilities and provisions

6. Other liabilities and provisions

	6/30/2019	12/31/2018
	(€ in thousands)
Liabilities from VAT	62	24
Employee bonus	137	413
Accruals for vacation and overtime	440	210
Accruals for licenses	55	69
Liabilities from payroll	348	298
Accruals for commissions	42	47
Accruals for compensation of Supervisory board	130	180
Accrual for warranty	178	240
Others	294	387
Total	1,686	1,868